GUARANTEES (Tables)	12 Months Ended
Oct. 31, 2018
Guarantees [Abstract]
Standard Warranty
Activity related to the standard warranty accrual, which is included in other accrued and other long-term liabilities in our consolidated balance sheet, is as follows:

	Year Ended October 31,
	2018	2017
	(in millions)
Beginning balance	$45	$44
Accruals for warranties, including change in estimates	36	33
Settlements made during the period	(36)	(32)
Ending balance	45	$45

Accruals for warranties due within one year	$25	$24
Accruals for warranties due after one year	20	21
Ending balance	$45	$45